Supplement to the currently effective PROSPECTUS

Deutsche Mid Cap Value Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Richard Hanlon, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

Mary Schafer, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Matthew Cino, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Richard Hanlon, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

•	Joined Deutsche Asset Management in 2013 with 23 years of industry experience. Previously, he founded Glenville Capital Management, where he served as Managing Partner. Prior to that, he worked as a Partner and Co-Head of the Equity Group at Silvercrest Asset Management Group. Before joining Silvercrest, he was Director of Research and a portfolio manager at DLJ Asset Management.
•	BA in Economics, University at Albany, State University of New York.

Mary Schafer, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2013 with 15 years of industry experience. Prior to joining, she was a Co-Founder and Principal of Lockwell Investments. Previously, she worked as an Executive Director at Morgan Stanley Investment Management and as an Analyst at Lehman Brothers, Neuberger Berman and Deutsche Bank Securities.
•	BA in Molecular, Cellular and Developmental Biology, University of Colorado; MBA in Finance and Accounting, Columbia Business School.

Matthew Cino, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2014 with 10 years of industry experience. Prior to joining, he was a Vice President on the Investment Research Team at J.P. Morgan. Previously, he was a Co-Founder and Principal at Lockwell Investments and an Investment Analyst at Morgan Stanley Investment Management. He started his career as an Investment Banking Analyst at Credit Suisse.
•	BA in Economics from Trinity College, Hartford, Connecticut; MBA in Finance & Accounting, New York University Stern School of Business.

Please Retain This Supplement for Future Reference

March 14, 2016

PROSTKR-613